Income Tax - Summary of Unrecognized Deferred Tax Assets Related to Loss Carry-forward, Investment Credits and Deductible Temporary Differences (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Loss carry-forward	$ 542,054	$ 18,288	$ 652,593
Investment credits			280,068
Deductible temporary differences	712,141	24,026	904,441
Unrecognized deferred tax assets	$ 1,254,195	$ 42,314	$ 1,837,102